Summary of Principal Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Basis of Presentation	(a) Basis of Presentation The consolidated financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
Principles of Consolidation

(b) Principles of Consolidation

The consolidated financial statements include the financial statements of the Group, its subsidiaries and consolidated VIEs. All inter-company transactions and balances have been eliminated upon consolidation.

A consolidated subsidiary is an entity in which the Company, directly or indirectly, controls more than one half of the voting power or has the power to: appoint or remove the majority of the members of the board of directors; cast a majority of votes at the meeting of the board of directors; or govern the financial and operating policies of the investee under a statute or agreement among the shareholders or equity holders.

U.S. GAAP provides guidance on the identification and financial reporting for entities over which control is achieved through means other than voting interests. The Group evaluates each of its interests in private companies to determine whether or not the investee is a VIE and, if so, whether the Group is the primary beneficiary of such VIE. In determining whether the Group is the primary beneficiary, the Group considers if the Group (1) has power to direct the activities that most significantly affects the economic performance of the VIE, and (2) receives the economic benefits of the VIE that could be significant to the VIE. If deemed the primary beneficiary, the Group consolidates the VIE.

The Company had been engaged in the fund distribution business through contractual arrangements among its PRC subsidiary, Shanghai Noah Investment (Group) Co., Ltd (formerly known as Shanghai Noah Rongyao Investment Consulting Co., Ltd). (“Noah Rongyao”), its PRC variable interest entity, Noah Investment, and Noah Investment’s shareholders because it was difficult for foreign invested enterprise. and subsidiaries of foreign invested enterprise to apply for a fund distribution license. Noah Upright, a subsidiary of Noah Investment before March 2016, holds the licenses and permits necessary to conduct fund distribution and distribution of asset management plans sponsored by mutual fund management companies in China. However, as the license and permit approval authorities relaxed their requirements for invested enterprise to apply for fund distribution license, Noah Upright was restructured to be a subsidiary of Shanghai Noah Financial Services Corp., or Noah Financial Services, through equity transfer in March 2016.

Since the Company does not have any equity interests in Noah Investment, in order to exercise effective control over its operations, the Company, through its wholly owned subsidiary Noah Rongyao, entered into a series of contractual arrangements with Noah Investment and its shareholders, pursuant to which the Company is entitled to receive effectively all economic benefits generated from Noah Investment shareholders’ equity interests in it. These contractual arrangements include: (i) a Power of Attorney Agreement under which each shareholder of Noah Investment has executed a power of attorney to grant Noah Rongyao or its designee the power of attorney to act on his or her behalf on all matters pertaining to Noah Investment and to exercise all of his or her rights as a shareholder of the Company, (ii) an Exclusive Option Agreement under which the shareholders granted Noah Investment or its third-party designee an irrevocable and exclusive option to purchase their equity interests in Noah Investment when and to the extent permitted by PRC law, (iii) an Exclusive Support Service Agreement under which Noah Investment engages Noah Rongyao as its exclusive technical and operational consultant and under which Noah Rongyao agrees to assist in arranging the financial support necessary to conduct Noah Investment’s operational activities, (iv) a Share Pledge Agreement under which the shareholders pledged all of their equity interests in Noah Investment to Noah Rongyao as collateral to secure their obligations under the agreement, and (v) a Free-Interest Loan Agreement under which each shareholder of Noah Investment entered into a loan agreement with Noah Rongyao for their respective investment in the equity interests in Noah Investment. The total amount of interest-free loans extended to the Founders is RMB27 million (approximately US$3.93 million) which has been injected into Noah Investment. The Founders of Noah Investment effectively acted as a conduit to fund the required capital contributions from the Company into Noah Rongyao, are non-substantive shareholders and received no consideration for entering into such transactions. Under the above agreements, the shareholders of Noah Investment irrevocably granted Noah Rongyao the power to exercise all voting rights to which they were entitled. In December 2013, these loans were further restructured and each shareholder of Noah Investment re-entered into a new no-interest loan agreement with Noah Rongyao. The principal amounts of such no-interest loans to these shareholders were the same as that of the initial loans. The loan agreements will expire in December 2023. In addition, Noah Rongyao has the option to acquire all of the equity interests in Noah Investment, to the extent permitted by the then-effective PRC laws and regulations, for nominal consideration. Finally, Noah Rongyao is entitled to receive service fees for certain services to be provided to Noah Investment.

The Exclusive Option Agreement and Power of Attorney Agreements provide the Company effective control over the VIE and its subsidiaries, while the equity pledge agreements secure the equity owners’ obligations under the relevant agreements. Because the Company, through Noah Rongyao, has (i) the power to direct the activities of Noah Investment that most significantly affect the entity’s economic performance and (ii) the right to receive substantially all of the benefits from Noah Investment, the Company is deemed the primary beneficiary of Noah Investment. Accordingly, the Group has consolidated the financial statements of Noah Investment since its inception. The aforementioned contractual agreements are effective agreements between a parent and a consolidated subsidiary, neither of which is accounted for in the consolidated financial statements (i.e. a call option on subsidiary shares under the Exclusive Option Agreement or a guarantee of subsidiary performance under the Share Pledge Agreement) or are ultimately eliminated upon consolidation (i.e. service fees under the Exclusive Support Service Agreement or loans payable/receivable under the Loan Agreement).

The Company believes that these contractual arrangements are in compliance with PRC laws and regulations and are legally enforceable. The restructure of fund distribution business from Noah Investment to Noah Financial Service in 2016 and the transfer of Tianjin Gopher Asset Management Co., Ltd and Gopher Asset Management Co., Ltd from Noah Rongyao to Noah Investment in 2012 do not impact the legal effectiveness of these contractual arrangements and do not impact the conclusion that the Company is the primary beneficiary of Noah Investment and its subsidiaries.

However, the aforementioned contractual arrangements with Noah Investment and its shareholders are subject to risks and uncertainties, including:

•

Noah Investment and its shareholders may have or develop interests that conflict with the Group’s interests, which may lead them to pursue opportunities in violation of the aforementioned contractual arrangements.

•

Noah Investment and its shareholders could fail to obtain the proper operating licenses or fail to comply with other regulatory requirements. As a result, the PRC government could impose fines, new requirements or other penalties on the VIE or the Group, mandate a change in ownership structure or operations for the VIE or the Group, restrict the VIE or the Group’s use of financing sources or otherwise restrict the VIE or the Group’s ability to conduct business.

•

The aforementioned contractual agreements may be unenforceable or difficult to enforce. The equity interests under the Share Pledge Agreement have been registered by the shareholders of Noah Investment with the relevant office of the administration of industry and commerce, however, the VIE or the Group may fail to meet other requirements. Even if the agreements are enforceable, they may be difficult to enforce given the uncertainties in the PRC legal system.

•

The PRC government may declare the aforementioned contractual arrangements invalid. They may modify the relevant regulations, have a different interpretation of such regulations, or otherwise determine that the Group or the VIE have failed to comply with the legal obligations required to effectuate such contractual arrangements.

•

It may be difficult to finance Noah Investment by means of loans or capital contributions. Loans from the offshore parent company to the VIE must be approved by the relevant PRC government body and such approval may be difficult or impossible to obtain.

In 2017, the Group invested in an investment fund which it served as general partner and subscribed 29% of equity interest with the intention of transferring the equity interest to other parties in the future. As the Group is deemed to have a controlling financial interest in the investment fund as of December 31, 2017, the Group consolidated the investment fund as a primary beneficiary. In April 2018, the Group’s equity interest was diluted to 6.15% as a result of new subscriptions by third party investors. Therefore the Group deconsolidate this investment fund since April 2018 considering the Group no longer has a controlling financial interest.

In 2018, the Group invested in another two investment funds which the Group both served as general partner and subscribed 23% and 48%, respectively, of those equity interest with the intention of transferring the equity interest to other parties in the future. As the Group is deemed to have a controlling financial interest in both investment funds as of December 31, 2018, the Group consolidated these investment funds as a primary beneficiary.

The following amounts of Noah Investment and its subsidiaries and the consolidated funds were included in the Group’s consolidated financial statements and are presented before the elimination of intercompany transactions with the non-VIE subsidiaries of the Group.

	As of December 31 (Amount in Thousands)
	2017	2018	2018
	RMB	RMB	US$
Cash and cash equivalents	394,672	456,063	66,332
Restricted cash	—	2,500	364
Short-term investments	—	405,930	59,040
Accounts receivable, net of allowance for doubtful accounts	2,795	11,484	1,670
Amounts due from related parties	155,570	279,860	40,704
Other current assets	88,740	116,756	16,981
Long-term investments	192,920	418,710	60,899
Investment in affiliates	920,848	1,011,565	147,126
Property and equipment, net	25,458	24,681	3,590
Deferred tax assets	6,136	29,452	4,284
Other non-current assets	12,641	17,767	2,585

Total assets	1,799,780	2,774,768	403,575

Accrued payroll and welfare expenses	83,553	108,257	15,745
Income tax payable	(2,507)	49,192	7,155
Amounts due to the Group’s subsidiaries	498,557	606,440	88,203
Deferred revenue	33,301	23,658	3,441
Deferred tax liabilities	—	11,609	1,688
Other current liabilities	40,942	76,129	11,072

Total liabilities	653,846	875,285	127,304

	Years Ended December 31 (Amount in Thousands)
	2016	2017	2018	2018
	RMB	RMB	RMB	US$
Revenue:
Revenues from others
One-time commissions	1,184	16,521	13,146	1,912
Recurring service fees	56,998	24,275	16,884	2,456
Performance-based income	8,596	2,389	531	77
Other service fees	58,738	58,789	91,538	13,313

Total revenues from others	125,516	101,974	122,099	17,758

Revenues from funds Gopher manages
One-time commissions	2,887	1,012	2,085	303
Recurring service fees	278,460	306,883	501,873	72,994
Performance-based income	38,414	37,240	92,127	13,399

Total revenues from funds Gopher manages	319,761	345,135	596,085	86,696

Total revenues	445,277	447,109	718,184	104,454
Less: business taxes and related surcharges	(10,206)	(2,792)	(3,715)	(540)

Net revenues	435,071	444,317	714,469	103,914
Total operating cost and expenses	(452,182)	(361,765)	(372,870)	(54,233)
Total other income	67,038	43,281	73,119	10,635
Net income	24,381	149,703	316,951	46,096
Net income attributable to Noah Holding Limited shareholders	22,122	147,483	306,912	44,636
Cash flows (used in) provided by operating activities*	(316,765)	426,663	429,008	62,397
Cash flows provided by (used in) investing activities	28,995	(372,590)	(379,327)	(55,171)
Cash flows provided by financing activities	14,856	15,680	14,210	2,067

*	Cash flows provided by operating activities in 2016, 2017 and 2018 include amounts due to the Group’s subsidiaries of RMB125,714, RMB479,138 and RMB606,440 (US$88,203).

The VIEs contributed an aggregate of 17.3%, 15.7% and 21.7% of the consolidated net revenues for the years ended December 31, 2016, 2017 and 2018, respectively and an aggregate 4.1%, 19.4% and 39.4% of the consolidated net income for the years ended December 31, 2016, 2017 and 2018, respectively. As of December 31, 2017 and 2018, the VIEs accounted for an aggregate of 26.8% and 34.6%, respectively, of the consolidated total assets.

There are no consolidated assets of the VIEs and their subsidiaries that are collateral for the obligations of the VIEs and their subsidiaries and can only be used to settle the obligations of the VIEs and their subsidiaries, except for the cash held by the consolidated fund of which cash could only be used by the consolidated fund. There are no terms in any arrangements, considering both explicit arrangements and implicit variable interests that require the Company or its subsidiaries to provide financial support to the VIEs. However, if the VIEs ever need financial support, the Company or its subsidiaries may, at its option and subject to statutory limits and restrictions, provide financial support to its VIEs through loans to the shareholder of the VIEs or entrustment loans to the VIEs.

Relevant PRC laws and regulations restrict the VIEs from transferring a portion of their net assets, equivalent to the balance of its statutory reserve and its share capital, to the Group in the form of loans and advances or cash dividends. Please refer to Note 17 for disclosure of restricted net assets.

Consolidation Policy Upon Adoption of ASU No. 2015-02 and 2016-17

(c) Consolidation policy Upon Adoption of ASU No. 2015-02 and 2016-17

In February 2015, the FASB issued Accounting Standards Update (“ASU”) 2015-02, “Amendments to the Consolidation Analysis”. The guidance amends the current consolidation guidance and ends the deferral granted to investment companies from applying the VIE guidance. The revised consolidation guidance, among other things, (i) modifies the evaluation of whether limited partnerships and similar legal entities are VIEs, (ii) eliminated the presumption that a general partner should consolidate a limited partnership, and (iii) modifies the consolidation analysis of reporting entities that are involved with VIEs through fee arrangements and related party relationships.

Under ASU 2015-02, the service fees the Group earns, including carried interest earned in the capacity of general partner or fund manager, are commensurate with the level of effort required to provide such services and are at arm’s length and therefore are not deemed as variable interests.

In October 2016, the FASB issued ASU 2016-17, Consolidation (Topic 810): Interests Held through Related Parties under Common Control (“ASU 2016-17”). The Group has adopted this new guidance and has applied the guidance retrospectively beginning with the annual period in which the amendments in ASU 2015-02 were adopted in 2015. This guidance in ASU 2016-17 states that reporting entities deciding whether they are primary beneficiaries no longer have to consider indirect interests held through related parties that are under common control to be the equivalent of direct interests in their entirety. Reporting entities would include those indirect interests on a proportionate basis.

In evaluating whether the investment funds in the legal form of limited partnership the Group managed as general partner are VIEs or not, the Group firstly assessed whether a simple majority or lower threshold of limited partnership interests, excluding interests held by the general partner, parties under common control of the general partner, or parties acting on behalf of the general partner, have substantive kick-out rights or participating rights. If such rights exist, the limited partnership is not deemed as a VIE and no further analysis will be performed. If it’s assessed to be a VIE, the Group further assesses whether there is any interest it has constitutes a variable interest. Before 2015, all limited partnerships the Group managed as general partner have substantive kick-out rights exercisable by a simple-majority of non-related limited partners and therefore are not deemed as VIEs. Since 2015, not all the newly formed limited partnerships the Group manages as general partners have substantive kick-out rights exercisable by a simple-majority of non-related limited partners and therefore constitute VIEs. As a result, such limited partnerships are deemed as VIEs not consolidated by the Group due to the fact that the general partner interest to absorb losses or receive benefits is not potentially significant to the VIEs. In 2017, the Group invested in an investment fund which it served as general partner and subscribed 29% of equity interest with the intention of transferring the equity interest to other parties in the future. As the Group is deemed to have a controlling financial interest in the investment fund as of December 31, 2017, the Group consolidated the investment fund as a primary beneficiary. In April 2018, more third party investors subscribed equity interest of this fund, as a result, the Group’s subscription percentage has been decreased to 6.15%. Therefore the Group did not consolidate this investment fund since April 2018 considering the Group no longer has a controlling financial interest. In 2018, the Group invested in another two investment funds which it both served as general partner and subscribed 23% and 48%, respectively, with same intention. As the Group is deemed to have a controlling financial interest in both investment funds as of December 31, 2018, the Group consolidated these investment funds as a primary beneficiary. The related financial impact of these investments have been disclosed as below.

	As of December 31 (Amount in Thousands)
	2017	2018	2018
	RMB	RMB	US$
Cash and cash equivalents	11,641	32,223	4,687
Short-term investments	—	395,930	57,586
Other current assets	—	1,981	288
Long-term investments	49,029	109,439	15,917
Total assets	60,670	539,573	78,478
Amounts due to the Group’s subsidiaries	19,519	—	—
Other current liabilities	—	21,925	3,189
Total liabilities	19,519	21,925	3,189

	Years Ended December 31 (Amount in Thousands)
	2016	2017	2018	2018
	RMB	RMB	RMB	US$
Operating cost and expenses	—	(863)	(194)	(28)
Investment income	—	3,667	697	101

The Group started to manage the contractual funds which it manages as fund manager and earns management fee and/or carried interest from second half of 2014. The contractual funds are VIEs as the fund investors do not have substantive kick-out rights or participating rights. The Group from time to time invested in the contractual funds it manages for investment income. Such investments constitute variable interests to the contractual funds which are believed to be VIEs. The Group performed a quantitative analysis to determine if its interest could absorb losses or receive benefits that could potentially be significant to the VIEs and concluded it’s not the primary beneficiary.

As of December 31, 2017 and 2018, the Group had some variable interests in various investment funds and contractual funds that are VIEs but determined that it was not the primary beneficiary and, therefore, was not consolidating the VIEs. The maximum potential financial statement loss the Group could incur if the investment funds and contractual funds were to default on all of their obligations is (i) the loss of value of the interests in such investments that the Group holds, including equity investments recorded in investment in affiliates as well as debt securities investments recorded in short-term investments and long-term investments in the consolidated balance sheet, and (ii) any management fee and/or carried interest receivables recorded in amounts due from related parties. The following table summarizes the Group’s maximum exposure to loss associated with identified nonconsolidated VIEs in which it holds variable interests as of December 31, 2017 and 2018, respectively.

	As of December 31, (Amount in Thousands)
	2017	2018	2018
	RMB	RMB	US$
Amounts due from related parties	36,792	79,464	11,558
Investments	610,386	581,255	84,540
Maximum exposure to loss in non-consolidated VIEs	647,178	660,719	96,098

The Group has not provided financial support to these nonconsolidated VIEs during the years ended December 31, 2017 and 2018, and had no liabilities, contingent liabilities, or guarantees (implicit or explicit) related to these nonconsolidated VIEs as of December 31, 2017 and 2018.

Use of Estimates

(d) Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ materially from such estimates. Significant accounting estimates reflected in the Group’s consolidated financial statements include assumptions used to determine valuation allowance for deferred tax assets, allowance for accounts receivable, allowance for loan losses, fair value measurement of underlying investment portfolios of the funds that the Group invests, fair value of equity investments, assumptions related to the consolidation of entities in which the Group holds variable interests, assumptions related to the valuation of share-based compensation, assumption related to valuation of investments.

Concentration of Credit Risk

(e) Concentration of Credit Risk

The Group is subject to potential significant concentrations of credit risk consisting principally of cash and cash equivalents, accounts receivable, amounts due from related parties, loan receivables and investments. All of the Group’s cash and cash equivalents and a majority of investments are held at financial institutions, Group’s management believes, to be high credit quality. In addition, the Group’s investment policy limits its exposure to concentrations of credit risk.

Substantially all revenues were generated within China.

There were no financial product providers which accounted for 10% or more of total revenues for the years ended December 31, 2016, 2017, and 2018.

Credit of lending business is controlled by the application of credit approvals, limits and monitoring procedures. To minimize credit risk, the Group requires collateral in form of right to securities. The Group identifies credit risk on a customer by customer basis. The information is monitored regularly by management.

Investments in Affiliates

(f) Investments in Affiliates

Affiliated companies are entities over which the Group has significant influence, but which it does not control. The Group generally considers an ownership interest of 20% or higher to represent significant influence. Investments in affiliates are accounted for by the equity method of accounting. Under this method, the Group’s share of the post-acquisition profits or losses of affiliated companies is recognized in the statements of operations and its shares of post-acquisition movements in other comprehensive income are recognized in other comprehensive income. Unrealized gains on transactions between the Group and its affiliated companies are eliminated to the extent of the Group’s interest in the affiliated companies; unrealized losses are also eliminated unless the transaction provides evidence of an impairment of the asset transferred. When the Group’s share of losses in an affiliated company equals or exceeds its interest in the affiliated company, the Group does not recognize further losses, unless the Group has incurred obligations or made payments on behalf of the affiliated company. An impairment loss is recorded when there has been a loss in value of the investment that is other than temporary. The Group has not recorded any impairment losses in any of the periods reported.

The Group also considers it has significant influence over the funds that it serves as general partner or fund manager. For funds that the Group is not deemed the primary beneficiary of these funds, the equity method of accounting is accordingly used for investments by the Group in these funds. In addition, the investee funds meet the definition of an Investment Company and are required to report their investment assets at fair value. The Group records its equity pick-up based on its percentage ownership of the investee funds’ operating result.

Fair Value of Financial Instruments

(g) Fair Value of Financial Instruments

The Group records certain of its financial assets and liabilities at fair value on a recurring basis. Fair value reflects the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and considers assumptions that market participants would use when pricing the asset or liability.

The Group applies a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The hierarchy is as follows:

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability, such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical asset or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3 applies to asset or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

Cash and Cash Equivalents

(h) Cash and Cash Equivalents

Cash and cash equivalents consist of cash on hand and demand deposits, which are unrestricted as to withdrawal and use, and which have original maturities of three months or less when purchased.

As of December 31, 2017 and 2018, cash and cash equivalents of RMB11,641 and RMB32,223, respectively, was held by the consolidated fund (see note 2(c)). Cash and cash equivalents held by the consolidated fund represents cash that, although not legally restricted, is not available to general liquidity needs of the Group as the use of such funds is generally limited to the investment activities of the consolidated fund.

Restricted Cash

(i) Restricted Cash

The Group’s restricted cash primarily represents cash deposits required by China Insurance Regulatory Commission for entities engaging in insurance agency or brokering activities in China. Such cash cannot be withdrawn without the written approval of the China Insurance Regulatory Commission.

Investments

(j) Investments

The Group invests in debt securities and equity securities and accounts for the investments based on the nature of the products invested, and the Group’s intent and ability to hold the investments to maturity.

The Group’s investments in debt securities include marketable bond fund securities, trust products, asset management plans, contractual funds and real estate funds those have a stated maturity and normally pay a prospective fixed rate of return and secondary market equity fund products, the underlying assets of which are portfolios of equity investments in listed enterprises. The Group classifies the investments in debt securities asheld-to-maturity when it has both the positive intent and ability to hold them until maturity. Held-to-maturity investments are recorded at amortized cost and are classified as long-term or short-term according to their contractual maturity. Long-term investments are reclassified as short-term when their contractual maturity date is less than one year. Investments that are bought and held principally for the purpose of selling them in the near term are classified as trading securities and are reported at fair value with changes in fair value recognized in earnings. Investments that do not meet the criteria of held-to-maturity or trading securities are classified as available-for-sale, and are reported at fair value with changes in fair value deferred in other comprehensive income.

On January 1, 2018, the Group adopted ASU 2016-01 Financial Instruments-Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities. According to the guidance, the Group started to record equity investments at fair value, with gains and losses recorded through net earnings. And the Group elected to measure certain equity investments without readily determinable fair value at cost, less impairments, plus or minus observable price changes and assess for impairment quarterly. The accounting standard also includes a transition requirement on presentation that requires the amounts reported in accumulated other comprehensive income for equity securities that exist as of the date of adoption previously classified as available-for-sale to be reclassified to retained earnings. As a result, upon adoption of this new standard, Noah recorded a cumulative effect adjustment from other comprehensive income to retained earnings of RMB251.6 million (US$38.7 million), net of tax, for the unrealized gains related to equity securities previously classified as available-for-salesecurities. This adjustment had no overall impact on shareholders’ equity; however, since these net unrealized gains are now included within retained earnings, they will not appear as realized gains on Noah’s consolidated income statement when sold.

The Group reviews its investments in debt except for those classified as trading securities for other-than-temporary impairment based on the specific identification method and considers available quantitative and qualitative evidence in evaluating potential impairment. If the cost of an investment exceeds the investment’s fair value, the Group considers, among other factors, general market conditions, government economic plans, the duration and the extent to which the fair value of the investment is less than cost and the Group’s intent and ability to hold the investment to determine whether an other-than-temporary impairment has occurred.

The Group recognizes other-than-temporary impairment in earnings if it has the intent to sell the debt security or if it is more-likely-than-not that it will be required to sell the debt security before recovery of its amortized cost basis. Additionally, the Group evaluates expected cash flows to be received and determines if credit-related losses on debt securities exist, which are considered to be other-than-temporary, should be recognized in earnings.

If the investment’s fair value is less than the cost of an investment and the Group determines the impairment to be other-than-temporary, the Group recognizes an impairment loss based on the fair value of the investment. The Group has not recorded any other-than-temporary impairment during the periods presented.

Non-controlling Interests

(k) Non-controlling interests

A non-controlling interest in a subsidiary of the Group represents the portion of the equity (net assets) in the subsidiary not directly or indirectly attributable to the Group. Non-controlling interests are presented as a separate component of equity in the consolidated balance sheet and earnings and other comprehensive income are attributed to controlling and non-controlling interests. The non-controlling interest was RMB78,486 and RMB337,677, respectively as of December 31, 2017 and 2018. The net loss attributable to non-controlling interest was RMB40,602, RMB13,745 and RMB7,551, respectively for the year ended December 31, 2016, 2017 and 2018.

The following schedule shows the effects of changes in the Company’s ownership interest in less than wholly owned subsidiaries on equity attributable to Noah Holdings Limited shareholders:

	Years Ended December 31, (Amount in Thousands)
	2016	2017	2018	2018
	RMB	RMB	RMB	US$
Net income attributable to Noah Holdings Limited shareholders	643,829	762,923	811,297	117,997
Transfers from (to) the non-controlling interest:
Increase (decrease) in Noah’s equity by partial disposal (acquisition) of subsidiaries	151,990	30	—	—
Net transfers from (to) non-controlling interest	151,990	30	—	—
Change from net income attributable to Noah and transfers from non-controlling interest	795,819	762,953	811,297	117,997

Property and Equipment, Net

(l) Property and Equipment, net

Property and equipment is stated at cost less accumulated depreciation, and is depreciated using the straight-line method over the following estimated useful lives:

Estimated Useful Lives in Years
Leasehold improvements	Shorter of the lease term or expected useful life
Furniture, fixtures, and equipment	3—5 years
Motor Vehicles	5 years
Software	2—5 years
Building	30 years

Gains and losses from the disposal of property and equipment are included in income from operations.

Revenue Recognition

(m) Revenue Recognition

On January 1, 2018, the Group adopted ASC 606, Revenue from Contracts with Customers using the modified retrospective method for all contracts not completed as of the date of adoption. Accordingly, revenue for the year ended December 31, 2018 was presented under ASC 606, while comparative information has not been restated and continues to be reported under the accounting standards in effect for those periods.

Those types of revenues are accounted for as contracts with customers. Under the guidance of ASC 606, the Group is required to (a) identify the contract(s) with a customer, (b) identify the performance obligations in the contract, (c) determine the transaction price, (d) allocate the transaction price to the performance obligations in the contract and (e) recognize revenue when (or as) the Group satisfies its performance obligation. In determining the transaction price, the Group has included variable consideration only to the extent that it is probable that a significant reversal in the amount of cumulative revenue recognized would not occur. Revenues are recorded, net of sales related taxes and surcharges.

The adoption of ASC 606 did not significantly change (i) the timing and pattern of revenue recognition for all of the Group’s revenue streams, and (ii) the presentation of revenue as gross versus net. Therefore, the adoption of ASC 606 did not have a significant impact on the Group’s financial position, results of operations, equity or cash flows as of the adoption date and for the year ended December 31, 2018.

The following table summarizes the Group’s main revenues streams from contracts with its customers:

Revenue Streams	Performance Obligation Satisfied Over Time or Point In Time	Payment Terms	Variable or Fixed Consideration
Fund distribution services	Point in time	Typically paid within a month after financial product established	Fixed
Insurance brokerage services	Point in time	Typically monthly in arrears	Fixed
Recurring service fees	Over time	Typically quarterly, Semi-annually or annually	Variable
Performance-based income	Point in time	Typically paid shortly after the income has been determined	Variable
Lending services	Over time	Typically monthly in arrears	Fixed
Investor education services	Point in time	Typically paid at the beginning of each course	Fixed

Disaggregation of revenue

The Group derives revenue primarily from one-time commissions, recurring service fees and performance-based income paid by clients or financial product providers.

The following table shows, by segment, revenue from contracts with customers disaggregated by geographical region and service lines for the year ended December 31, 2018:

	Year Ended December 31, 2018 (Amount in Thousands)
	Wealth Management Business	Assets Management Business	Other Financial Service Business	Total
	RMB	RMB	RMB	RMB
Geographical Region
Mainland of China	1,750,754	565,137	240,091	2,555,982
Hong Kong	565,061	185,990	—	751,051
Overseas	2,397	632	—	3,029

Total revenues	2,318,212	751,759	240,091	3,310,062

Revenue Streams
One-time commissions	1,024,323	3,670	—	1,027,993
Recurring service fees	1,136,010	640,539	—	1,776,549
Performance-based income	44,309	99,325	—	143,634
Other service fees	113,570	8,225	240,091	361,886
Lending services	—	—	209,804	209,804
Investor education services	36,555	—	—	36,555
Other services(1)	77,015	8,225	30,287	115,527

Total revenues	2,318,212	751,759	240,091	3,310,062

(1)	The Group also provides other services including financial leasing, online wealth management and payment technology services.

One-time commissions

The Group earns one-time commissions from fund raising services provided to clients or financial product providers. The Group enters into one-time commission agreements with clients or financial product providers which specifies the key terms and conditions of the arrangement. One-time commissions are separately negotiated for each transaction and generally do not include rights of return, credits or discounts, rebates, price protection or other similar privileges, and typically paid on or shortly after the transaction is completed. Upon establishment of a financial product, the Group earns a one-time commission from clients or financial product providers, calculated as a percentage of the financial products purchased by its clients. The Group defines the “establishment of a financial product” for its revenue recognition purpose as the time when both of the following two criteria are met: (1) the investor referred by the Group has entered into a purchase or subscription contract with the relevant product provider and, if required, the investor has transferred a deposit to an escrow account designated by the product provider and (2) the product provider has issued a formal notice to confirm the establishment of a financial product. After the contract is established, there are no significant judgments made when determining the one-time commission price. Therefore one-time commissions is recorded at point of time when the financial product is established. For certain contracts that require a portion of the payment be deferred until the end of the financial products’ life or other specified contingency, the Group evaluates each variable consideration and recognizes revenue only when the Group concludes that it is probable that changes in its estimate of such consideration will not result in significant reversals of revenue in subsequent periods.

The Group also earns one-time commissions from insurance companies by referring clients to purchase the insurance products from them, and recognizes revenues when the underlying insurance contracts become effective.

Recurring service fees

The Group also provides investment management services to investment funds and other vehicles in exchange for a recurring service fees. Recurring service fees are determined based on the types of financial products the Group distributes and/or manages and are calculated as either (i) a percentage of the total capital commitments of investments made by the investors or (ii) as a percentage of the fair value of the total investment in the financial products, calculated daily. These customer contracts require the Group to provide investment management services, which represents a performance obligation that the Group satisfies over time. After the contract is established, there are no significant judgments made when determining the transaction price. As the Group provides these services throughout the contract term, for either method of calculating recurring service fees, revenue is calculated on a daily basis over the contract term. Recurring service agreements do not include rights of return, credits or discounts, rebates, price protection or other similar privileges. Payment of recurring service fees are normally on a regular basis (typically quarterly or annually) and are not subject to clawback once determined.

Performance-based income

In a typical arrangement in which the Group serves as fund manager, and in some cases in which the Group serves as distributor, the Group is entitled to a performance-based fee based on the extent by which the fund’s investment performance exceeds a certain threshold based on the contract term. Such performance-based fees earned based on the performance of the underlying fund are a form of variable consideration in its contracts with customers to provide investment management services. Those performance-based income is typically calculated and distributed when the cumulative return of the fund can be determined. Performance-based income will not be recognized as revenue until (a) it is probable that a significant reversal in the amount of cumulative revenue recognized will not occur, or (b) the uncertainty associated with the variable consideration is subsequently resolved. At each reporting date, the Group updates its estimate of the transaction price and concludes that it cannot include its estimate of performance-based income in the transaction price because performance-based income has various possible consideration amounts and the experience that the Group has with similar contracts is of little predictive value in determining the future performance of the funds, thus the Group cannot conclude that it is probable that a significant reversal in the cumulative amount of revenue recognized would not occur.

Other service fees

Other service fees constitutes around 10% of total revenue of the Group. The Group mainly derived other service fees from lending services, investor education services and other services.

Revenue from lending services represents interest income from loan origination services, and is recognized monthly in accordance with their contractual terms and recorded as part of other service fees in the consolidated statement of operations. The Group does not charge prepayment penalties from its customers.

The Group also provides investor education services, offering various types of training programs to high net worth individuals and their families. Such programs normally last several days. The service fees charged to the attendees are not refundable. The revenues are recognized at point of time when the service is completed considering the course lasts only for a few days.

Transaction price allocation

For certain contracts that the Group provides both fund raising and investment management services involving two separate performance obligations which belong to two major stream (i.e., one time and recurring services), the Group needs to allocate transaction price between these two performance obligations at the relative stand-alone selling price (“SSP”). Judgment is required to determine the SSP for each distinct performance obligation. As the service fee rate for each service contained in the contract is typically negotiated separately, the Group determines that those fee rates are generally consistent with SSP, and can be deemed as the transaction price allocated to each performance obligation.

Accounts receivable

Timing of revenue recognition may differ from the timing of invoicing to customers. Amounts due from related partied (receivables from funds that Gopher manages) and accounts receivable represent amounts invoiced, and revenue recognized prior to invoicing when the Group has satisfied its performance obligations and has the unconditional right to consideration. As the Group is entitled to unconditional right to consideration in exchange for services when the Group transferred to customers, the Group therefore does not recognize any contract asset.

The Group evaluates allowance for collectability of accounts receivable case by case based on the historical experience and the credit risk of each product provider or investment fund. The Group evaluates and adjusts its allowance for uncollectible accounts receivable on a quarterly basis or more often as necessary. No allowance was provided for the balances of accounts receivable as of December 31, 2017 and 2018. And the balances of accounts receivable as of December 31, 2017 and 2018 were substantially within one year.

Contract liability

Contract liability (deferred revenue) relates to unsatisfied performance obligations at the end of each reporting period and consists of cash payment received in advance for recurring service fees, from customers of investment management services. Due to the prepayment was normally paid on a quarterly basis, the majority of the performance obligations are satisfied within one year. The amount of revenue recognized in 2018 that was included in deferred revenue balance at the beginning of the year was RMB177.4 million.

Practical expedients

The Group has used the following practical expedients as allowed under ASC 606:

The Group expenses sales commissions as incurred when the amortization period is one year or less. Sales commission expenses are recorded within “Relationship manager compensation” in the consolidated statements of operations.

The Group assessed and concluded that there is no significant financing component given that the period between performance and payment is generally one year or less.

The Group has also applied the practical expedient for certain revenue streams to exclude the value of remaining performance obligations for (i) contracts with an original expected term of one year or less or (ii) contracts for which the Group recognizes revenue in proportion to the amount the Group has the right to invoice for services performed. The remaining performance obligations relate to the investment management services to be provided to the investment funds.

Business Tax and Related Surcharges

(n) Business Tax and Related Surcharges

The Group is subject to business tax, education surtax, and urban maintenance and construction tax, on the services provided in the PRC. Business tax and related surcharges are primarily levied based on revenues concurrent with a specific revenue-producing transaction at combined rates ranging from 5.35% to 5.65%. They can be presented either on a gross basis (included in revenues and costs) or on a net basis (excluded from revenue) at the Group’s accounting policy decision under U.S. GAAP. The Group has elected to report such business tax and related surcharges on a net basis as a reduction of revenues. Business tax is no longer applicable to the Group from May 1, 2016 according to Circular 36 and the applicable Value-added Tax (“VAT”) rates include 3%, 6%, 11%, and 17%. Besides, the rate for our PRC subsidiaries and our variable interest entities is mainly 6%. From May 1, 2018, the tax rate of 11% and 17% declined to 10% and 16%. Further according to Circular 39, this two applicable VAT rates further reduced to 9% and 13% respectively from April 1, 2019. The deduction of such rates will lead to less VAT input that the Group can utilize which will increase VAT liability and related surcharges accordingly. At the same time, Circular 39 also expands the range for VAT input deduction by adding the domestic transport services. With the passenger’s identification information on the paper tickets or e-tickets, the applicable deduction rate for airline and railway tickets is 9% of ticket value, and 3% for the waterway and highway tickets. The Group expects to enjoy this tax policy by utilizing more VAT input.

Compensation and Benefits

(o) Compensation and benefits

Compensation and benefits mainly include salaries and commissions for relationship managers, share-based compensation expenses, bonus related to performance based income, and salaries and bonuses for middle office and back office employees.

Income Taxes

(p) Income Taxes

Current income taxes are provided for in accordance with the relevant statutory tax laws and regulations.

The Group accounts for income taxes under the asset and liability method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements. Under this method, deferred tax assets and liabilities are determined on the basis of the differences between the financial statements and tax basis of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. The effect of a change in tax rates on deferred tax assets and liabilities is recognized in income in the period that includes the enactment date.

The Group recognizes net deferred tax assets to the extent that it believes these assets are more likely than not to be realized. In making such a determination, it considers all available positive and negative evidence, including future reversals of existing taxable temporary differences, projected future taxable income, tax-planning strategies, and results of recent operations. If the Group determines that its deferred tax assets are realizable in the future in excess of their net recorded amount, the Group would make an adjustment to the deferred tax asset valuation allowance, which would reduce the provision for income taxes.

The Group records uncertain tax positions in accordance with ASC 740 on the basis of a two-step process whereby (1) the Group determines whether it is more likely than not that the tax positions will be sustained on the basis of the technical merits of the position and (2) for those tax positions that meet the more-likely-than-not recognition threshold, the Group recognizes the largest amount of tax benefit that is more than 50 percent likely to be realized upon ultimate settlement with the related tax authority. The liability associated with unrecognized tax benefits is adjusted periodically due to changing circumstances, such as the progress of tax audits, case law developments and new or emerging legislation. Such adjustments are recognized entirely in the period in which they are identified. The effective tax rate for the Group includes the net impact of changes in the liability for unrecognized tax benefits and subsequent adjustments as considered appropriate by management. The Group recognizes interest and penalties related to unrecognized tax benefits within the income tax expense line in the accompanying Consolidated Statement of Operations. Accrued interest and penalties are included within the related tax liability line in the Consolidated Balance Sheet.

In 2017, the Group adopted ASU 2015-17, Income Taxes (Topic 740): Balance Sheet Classification of Deferred Taxes, which requires deferred income tax liabilities and assets to be classified as non-current on the balance sheet rather than being separated into current and noncurrent.

Share-Based Compensation

(q) Share-Based Compensation

The Group recognizes share-based compensation based on the fair value of equity awards on the date of the grant, with compensation expense recognized using a straight-line vesting method over the requisite service periods of the awards, which is generally the vesting period. The Group estimates the fair value of share options granted using the Black-Scholes option pricing model. The expected term represents the period that share-based awards are expected to be outstanding, giving consideration to the contractual terms of the share-based awards, vesting schedules and expectations of future employee exercise behavior. The computation of expected volatility is based on the fluctuation of the historical share price. Amortization of share-based compensation is presented in the same line item in the consolidated statements of operations as the cash compensation of those employees receiving the award.

The Group treated a modification of the terms or conditions of an equity award as an exchange of the original award for a new award. The incremental compensation cost as an effect of a modification is measured as the excess, if any, of the fair value of the modified award over the fair value of the original award immediately before its terms are modified, measured based on the share price and other pertinent factors at that date. Total recognized compensation cost for an equity award shall at least equal the fair value of the award at the grant date unless at the date of the modification the performance or service conditions of the original award are not expected to be satisfied. Thus, the total compensation cost measured at the date of a modification shall be the sum of the portion of the grant-date fair value of the original award for which the requisite service is expected to be rendered (or has already been rendered) at that date, and the incremental cost resulting from the modification. The Group records the incremental fair value of the modified award, as compensation cost on the date of modification for vested awards, or over the remaining service period for unvested awards.

Government Subsidies

(r) Government Subsidies

Government subsidies include cash subsidies received by the Group’s entities in the PRC from local governments as incentives for investing in certain local districts, and are typically granted based on the amount of investment made by the Group in form of registered capital or taxable income generated by the Group in these local districts. Such subsidies allow the Group full discretion in utilizing the funds and are used by the Group for general corporate purposes. The local governments have final discretion as to whether the Group has met all criteria to be entitled to the subsidies. The Group does not in all instances receive written confirmation from local governments indicating the approval of the cash subsidy before cash is received. Cash subsidies are RMB162,365, RMB74,156 and RMB62,583 for the years ended December 31, 2016, 2017 and 2018, respectively. Cash subsidies are recognized when received and when all the conditions for their receipt have been satisfied.

Net Income per Share

(s) Net Income per Share

Basic net income per share is computed by dividing net income attributable to ordinary shareholders by the weighted average number of common shares outstanding during the period. Diluted net income per share reflects the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised into ordinary shares. Common share equivalents are excluded from the computation of the diluted net income per share in years when their effect would be anti-dilutive.

Diluted net income per share is computed by giving effect to all potential dilutive shares, including non-vested restricted shares and share options.

Operating Leases

(t) Operating Leases

Leases where substantially all the rewards and risks of ownership of assets remain with the leasing company are accounted for as operating leases. Certain of the Group’s facility leases provide for a free rent period. Payments made under operating leases are charged to the consolidated statements of operations on a straight-line basis over the lease period.

Foreign Currency Translation and Change in Reporting Currency

(u) Foreign Currency Translation and change in reporting currency

The Company’s reporting currency is Renminbi (“RMB”). The Company’s functional currency is the United States dollar (“U.S. dollar or US$”). The Company’s operations are principally conducted through the subsidiaries and VIEs located in the PRC where the local currency is the functional currency. For those subsidiaries and VIEs which are not located in the PRC and have the functional currency other than RMB, the financial statements are translated from their respective functional currencies into RMB.

Assets and liabilities of the Group’s overseas entities denominated in currencies other than the RMB are translated into RMB at the rates of exchange ruling at the balance sheet date. Equity accounts are translated at historical exchange rates and revenues, expenses, gains and losses are translated using the average rate for the year. Translation adjustments are reported as foreign currency translation adjustment and are shown as a separate component of other comprehensive income in the consolidated statements of comprehensive income.

Translations of amounts from RMB into US$ are solely for the convenience of the reader and were calculated at the rate of US$1.00 = RMB6.8755 on December 31, 2018, representing the certificated exchange rate published by the Federal Reserve Board. No representation is intended to imply that the RMB amounts could have been, or could be, converted, realized or settled into US$ at that rate on December 31, 2018, or at any other rate.

Comprehensive Income

(v) Comprehensive Income

Comprehensive income includes all changes in equity except those resulting from investments by owners and distributions to owners. For the years presented, total comprehensive income included net income, change in fair value of available-for-sale investments and foreign currency translation adjustments.

Loan Receivables, Net

(w) Loan receivables, net

Loan receivables represent loans offered to the clients in the lending business. Loan receivables are initially recognized at fair value which is the cash disbursed to originate loans, measured subsequently at amortized cost using the effective interest method, net of allowance that reflects the Group’s best estimate of the amounts that will not be collected. The Group also transfers some of the loan receivables to unrelated third parties. The Group accounts for the transfer of loan receivables in accordance with ASC 860, Transfers and Servicing. Please refer to note 2(y) for the Group’s accounting policy for sale accounting.

Allowance for Loan Losses

(x) Allowance for loan losses

The allowance for loan losses is maintained at a level believed to be reasonable by management to absorb probable losses inherent in the portfolio as of each balance sheet date. Net changes in the allowance for loan losses are recorded as part of other operating expenses in the consolidated statement of operations. The allowance is based on factors such as the size and current risk characteristics of the individual loans and actual loss, delinquency, and/or risk rating experience of the loans. Generally the period of the loans last for no more than 1 year, and are considered to be a homogenous population of similar credit quality. In addition, the Group also considers the loan allowance benchmarks periodically published by regulators for financial institutions in the PRC for loans with similar risks as a proxy for macroeconomic conditions that could have an impact on the performance of loans prospectively. Specific reserves are provided when and to the extent a credit event occurs with respect to an individual loan. The allowance for loan losses is increased by charges to income and decreased by charge-offs (net of recoveries). Loans are charged off when they are delinquent for more than 120 days. The Group evaluates its allowances for loan losses on a quarterly basis or more often as deemed necessary. The Group has followed the same methodology for estimating the loan losses since inception. The provision rate for loans outstanding as of December 31, 2017 and 2018 were 0.42% and 0.42%, respectively.

The Group performed a “back test” of the allowance for loan losses estimate by comparing the actual loan losses in 2018 to the estimated loan losses as of December 31, 2017. No significant difference was identified. In case significant variance is identified through the back test, the estimate methodology will be modified to reflect expected loan losses.

Sale Accounting

(y) Sale accounting

The Group developed a new business model in 2016 through one of its subsidiaries, whereby the Group issues loans to unrelated third parties which are collateralized by trade receivables resulting from normal business transactions between the original creditor and their debtors. Legally, the Group has acquired the underlying trade receivables. However, given the nature of the recourse retained by the original creditor, the purchase of trade receivables does not meet the criteria in ASC 860, and is therefore accounted for as a secured lending arrangement. Upon origination, the loans are immediately transferred to individual investors on the Group’s other financial service platform. The Group accounts for the transfer of the loans in accordance with ASC 860. Such business through the Group’s online platform was terminated from the third quarter of 2017.

Transfers that do not qualify for sale accounting in accordance with ASC 860 are accounted for as secured borrowings with the proceeds received from the individual investors as “loan payables from the factoring business” on the consolidated balance sheets, and the advancements to the original holders of the accounts receivables as “loan receivables from the factoring business” on the consolidated balance sheets. The cash flows related to purchases and collections of the loan receivables from the factoring business are included within the cash flows from investing activities category, and the proceeds and payments related to the transfer of the rights to the loan receivables from the factoring business are included within the cash flows from financing activities in the consolidated statement of cash flows.

For transfers that qualify for sale accounting in accordance with ASC 860, cash receipts and cash payments resulting from their acquisition and sale are classified as operating cash flows. As the loans are sold at par value, no gain or loss is recorded as a result. The Group’s continuing involvement subsequent to the transfer is limited to the services performed as a collection agent to collect and disburse cash flows received from the underlying receivables to the individual investors, and does not provide guarantee on the return of the receivables. The Group has no retained interests, servicing assets, or servicing liabilities related to the loans sold.

In 2017, the Group extended such business model to receivables from other business. The transfers of receivables from other business also qualify for sale accounting in accordance with ASC 860. As a result, the Group adopted the same accounting policy as described in the preceding paragraph.

Accounting Standards Issued but not Yet Implemented

(z) Accounting Standards Issued But Not Yet Implemented

In February 2016, the FASB issued ASU No. 2016-02, Leases (Topic 842), which requires lessees to recognize most leases on the balance sheet. This ASU requires lessees to recognize a right-of-use asset and lease liability for all leases with terms of more than 12 months. Lessees are permitted to make an accounting policy election to not recognize the asset and liability for leases with a term of twelve months or less. The ASU does not significantly change the lessees’ recognition, measurement and presentation of expenses and cash flows from the previous accounting standard. Lessors’ accounting under the ASC is largely unchanged from the previous accounting standard. In addition, the ASU expands the disclosure requirements of lease arrangements. Lessees and lessors will use a modified retrospective transition approach, which includes a number of practical expedients. The provisions of this guidance are effective for annual periods beginning after December 15, 2018, and interim periods within those years, with early adoption permitted. ASU 2018-11, “Leases (Topic 842); Targeted Improvements”, issued in July 2018, provides a transition election to not restate comparative periods for the effects of applying the new standard. This transition election permits entities to change the date of initial application to the beginning of the year of adoption and to recognize the effects of applying the new standard as a cumulative-effect adjustment to the opening balance of retained earnings. The Group is in the process of evaluating the impact of adoption of this guidance on the Group’s consolidated financial statements, and expects to use modified retrospective transition method provided by ASU 2018-11 on January 1, 2019. On adoption of the new standard, the Group expects to recognize a right of use asset and lease liability of around RMB 280 million for all of the Group’s long-term leases, which will have a material impact on the consolidated balance sheet. The conclusions are preliminary and subject to change as the Group finalize the evaluation.

In June 2016, the FASB issued ASU 2016-13, Credit Losses, Measurement of Credit Losses on Financial Instruments. This ASU significantly changes how entities will measure credit losses for most financial assets and certain other instruments that are not measured at fair value through net income. The standard will replace today’s incurred loss approach with an expected loss model for instruments measured at amortized cost. Entities will apply the standard’s provisions as a cumulative-effect adjustment to retained earnings as of the beginning of the first reporting period in which the guidance is effective. This ASU is effective for public entities for annual and interim periods beginning after December 15, 2019. Early adoption is permitted for all entities for annual periods beginning after December 15, 2018, and interim periods therein. The Group is in the process of evaluating the impact on its consolidated financial statements upon adoption.

In August 2018, the FASB issued ASU 2018-13. The amendments in ASU 2018-13 eliminate the requirements to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, valuation processes for Level 3 fair value measurements, and policy for timing of transfers between levels. ASU 2018-13 also provides clarification in the measurement uncertainty disclosure by explaining that the disclosure is to communicate information about the uncertainty in measurement as of the reporting date. In addition, ASU 2018-13 added the following requirements: changes in unrealized gains and losses for the period included in other comprehensive income for recurring Level 3 fair value measurements held at the end of the reporting period; and range and weighted average of significant unobservable inputs used in Level 3 fair value measurements. Finally, ASU 2018-13 updated language to further encourage entities to apply materiality when considering de minimus for disclosure requirements. The guidance will be applied retrospectively for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years, with the exception of amendments to changes in unrealized gains and losses, the range and weighted average of significant unobservable inputs used for Level 3 fair value measurements, and the narrative description of measurement uncertainty which will be applied prospectively. Early adoption is permitted. The Group is in the process of evaluating the impact on its consolidated financial statements upon adoption.